Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 6,968	$ 3,713	$ (2,257)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	679	621	477
Share-based compensation	6,097	6,117	5,174
Change in:
Severance pay, net	297	137	(46)
Trade receivables, net	(5,642)	(2,332)	(1,039)
Other account receivables and prepaid expenses	(2,185)	1,381	(1,140)
Inventories	(1,421)	552	157
Trade payables	(175)	(17)	16
Employees and payroll accruals	1,816	192	768
Other liabilities and accrued expenses	1,537	2,225	910
Deferred revenue and advances from customers	5,390	(5,580)	4,341
Changes in operating lease right-of-use assets and liabilities, net	11	(48)	(112)
Accrued interest on bank deposits and other	(1,984)	(2,255)	(1,230)
Net cash provided by operating activities	11,388	4,706	6,019
Cash flows from investing activities:
Business acquisitions, net of cash acquired (Refer to Note 10)		(2,477)
Net investment in short-term and long-term bank deposits	(2,311)	(885)	(8,281)
Purchase of property and equipment	(427)	(232)	(150)
Net cash used in investing activities	(2,738)	(3,594)	(8,431)
Foreign currency translation adjustments on cash and cash equivalents	(299)	253	(9)
Increase (decrease) in cash and cash equivalents	8,351	1,365	(2,421)
Cash and cash equivalents at beginning of the year	10,892	9,527	11,948
Cash and cash equivalents at end of the year	19,243	10,892	9,527
(a) Non-cash investing activities:
Purchase of property and equipment	41	43	95
Lease liabilities arising from obtaining right-of-use-assets	2,709	202	1,624
(b) Cash paid during the year for:
Taxes on income	$ 278	$ 190	$ 104